UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-01435

AMCAP Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: February 28 or 29

Date of reporting period: August 31, 2008

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A.S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

AMCAP Fund

[photo of a man on a sailboat in the ocean]

Semi-annual report for the six months ended August 31, 2008

AMCAP Fund® seeks long-term growth of capital by investing primarily in U.S. companies with a record of above-average growth.

This fund is one of the 31 American Funds. For more than 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2008 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge
Average annual total return	—	2.74%	5.22%
Cumulative total return	–26.69%	14.50%	66.37%

The total annual fund operating expense ratio for Class A shares as of the most recent fiscal year-end was 0.68%. This figure does not reflect a fee waiver currently in effect; therefore, the actual expense ratio is lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 20 to 25 for details.

Results for other share classes can be found on page 28.

Fellow shareholders:

[photo of a person holding onto a sailboats' steering wheel]

U.S. stocks declined during the past six months ended August 31, 2008, as a housing industry downturn, a slowing economy and problems in financial markets triggered a full-blown credit crunch. These issues affected many other countries around the globe as well.

Following the end of our fiscal reporting period, financial markets were hit with a round of unprecedented developments. As a result, the U.S. government has stepped in to support, conserve or facilitate the takeover of assets from Fannie Mae, Freddie Mac, Lehman, Merrill Lynch, Washington Mutual Bank and American International Group, among others. On October 3, President Bush signed a $700 billion Wall Street rescue plan after it was passed by the Senate and the House. It would aid financial firms and give regulators broader tools to deal with the financial crisis. It is clear that, coming out of this period, the financial industry will be much changed both in terms of the number of participants and the regulatory environment in which they will operate.

During the six months ended August 31, AMCAP Fund posted a total return of –4.2%, compared with the –2.6% total return of the unmanaged Standard & Poor’s 500 Composite Index, a broad measure of mostly large U.S. stocks. AMCAP also trailed the –2.9% total return of the Lipper Multi-Cap Core Funds Index and the –2.9% total return of the Lipper Growth Funds Index.

Over the longer term, AMCAP continued to exceed the S&P 500 and the fund’s two Lipper peer-group indexes by a significant margin. For the 10 years ended August 31, 2008, AMCAP produced a cumulative total return of 105.1%, compared with 57.9% for the S&P 500, 76.9% for the Lipper Multi-Cap Core Funds Index and 45.1% for the Lipper Growth Funds Index.

[Begin Sidebar]
Cumulative total returns
For periods ended August 31, 2008	1 year	5 years	10 years

AMCAP (Class A shares)	–13.2%	28.4%	105.1%
Standard & Poor’s 500 Composite Index*	–11.1	39.7	57.9
Lipper Multi-Cap Core Funds Index†	–10.8	45.0	76.9
Lipper Growth Funds Index†	–11.3	32.5	45.1

*The S&P 500 is unmanaged, and its results do not reflect the effect of sales charges, commissions or expenses.
† Lipper indexes do not include the effect of sales charges.
[End Sidebar]

Investment results analysis

Select information technology, energy, consumer staples and consumer discretionary stocks helped the fund in the six months ended August 31, 2008. Major contributors in the fund’s 10 largest companies were Oracle (+16.6%), Intel (+14.6%) and Schlumberger (+9.0%). Two of the fund’s other largest holdings, Wellpoint (–24.7%) and Yahoo! (–30.2%), hurt returns. AMCAP’s sizable cash position of 14.3% of the total portfolio helped support the fund.

Financial companies again detracted from results. While any exposure to this group was negative in the past 18 months, AMCAP held a relatively small position in financials (9.2% of net assets as of August 31, 2008, compared with 15.1% for the S&P 500). Among the fund’s financial holdings was American International Group (–54.1%). The events after the close of the quarter put additional pressure on our holdings in the financial sector.

Looking ahead

We are in the midst of a significant challenge to the health of the world’s financial markets. Central banks and federal governments are using tools to support the markets that have rarely, if ever, been used. As the leverage in the system unwinds, the road to recovery is, and will continue to be, rocky. Ultimately, global economies should find themselves in a healthier state.

We are fortunate to have a large and experienced team of analysts and portfolio counselors who continue to monitor economic conditions generally and industries and companies specifically. At some point, this credit crunch should right itself and the stage will be set for a much healthier economic environment. Periods of highest uncertainty are often the time of greatest value. While few companies will emerge unscathed from this economic slowdown and credit crunch, having a steady hand during turbulent times can help us invest in strong growth companies at attractive prices.

Our four veteran portfolio counselors have endured difficult markets in the past. Collectively, they bring 119 years of investment experience to managing your investments. We recommend that you continue to take a long-term perspective, especially in these challenging times.

Cordially,

/s/ R. Michael Shanahan
R. Michael Shanahan
Vice Chairman of the Board

/s/ Claudia P. Huntington
Claudia P. Huntington
President

October 10, 2008

For current information about the fund, visit americanfunds.com.

Summary investment portfolio, August 31, 2008
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Industry sector diversification (percent of net assets)

Information technology	20.45%
Consumer discretionary	17.09
Health care	12.19
Financials	9.21
Consumer staples	7.60
Other industries	19.06
Short-term securities & other assets less liabilities	14.40
[end pie chart]

Common stocks - 85.60%	Shares	Value (000)	Percent of net assets

Information technology - 20.45%
Cisco Systems, Inc. (1)	24,704,300	$594,138	2.62%
Microsoft Corp.	19,695,000	537,477	2.37
Intel Corp.	18,267,000	417,766	1.84
Oracle Corp. (1)	16,921,659	371,092	1.63
Yahoo! Inc. (1)	18,625,000	360,953	1.59
SAP AG (2)	5,255,000	294,100	1.29
Hewlett-Packard Co.	3,900,000	182,988	.81
Google Inc., Class A (1)	380,800	176,421	.78
Automatic Data Processing, Inc.	3,500,000	155,330	.68
Texas Instruments Inc.	5,750,000	140,933	.62
Other securities		1,413,588	6.22
		4,644,786	20.45

Consumer discretionary - 17.09%
Lowe's Companies, Inc.	24,889,700	613,282	2.70
Target Corp.	8,316,000	440,914	1.94
Best Buy Co., Inc.	7,400,000	331,298	1.46
Johnson Controls, Inc.	8,570,000	264,984	1.17
Time Warner Inc.	14,714,000	240,868	1.06
Kohl's Corp. (1)	4,534,820	222,977	.98
YUM! Brands, Inc.	5,976,000	213,224	.94
Carnival Corp., units	5,725,200	212,176	.93
O'Reilly Automotive, Inc. (1) (3)	7,253,900	211,234	.93
Omnicom Group Inc.	4,100,000	173,799	.76
Other securities		958,153	4.22
		3,882,909	17.09

Health care - 12.19%
WellPoint, Inc. (1)	6,950,000	366,891	1.62
Medtronic, Inc.	6,300,000	343,980	1.51
UnitedHealth Group Inc.	10,650,000	324,293	1.43
Roche Holding AG (2)	1,562,000	263,226	1.16
Varian Medical Systems, Inc. (1)	2,400,000	151,584	.67
Other securities		1,318,132	5.80
		2,768,106	12.19

Financials - 9.21%
Capital One Financial Corp.	7,251,200	320,068	1.41
Citigroup Inc.	16,806,700	319,159	1.40
American International Group, Inc.	13,440,000	288,826	1.27
American Express Co.	6,150,000	244,032	1.07
State Street Corp.	3,325,000	225,003	.99
Wells Fargo & Co.	6,440,000	194,939	.86
Fannie Mae	7,159,000	48,968	.22
Freddie Mac	6,050,000	27,285	.12
Other securities		425,038	1.87
		2,093,318	9.21

Consumer staples - 7.60%
Walgreen Co.	13,375,800	487,281	2.14
PepsiCo, Inc.	5,000,000	342,400	1.51
Avon Products, Inc.	5,045,000	216,077	.95
L'Oréal SA (2)	1,950,000	193,621	.85
Philip Morris International Inc.	2,500,000	134,250	.59
Other securities		353,569	1.56
		1,727,198	7.60

Energy - 5.98%
Schlumberger Ltd.	3,740,000	352,383	1.55
Newfield Exploration Co. (1)	3,275,000	148,096	.65
Murphy Oil Corp.	1,850,000	145,280	.64
EOG Resources, Inc.	1,262,900	131,872	.58
Other securities		581,308	2.56
		1,358,939	5.98

Industrials - 5.67%
Precision Castparts Corp.	2,579,015	266,309	1.17
General Electric Co.	8,100,000	227,610	1.00
United Parcel Service, Inc., Class B	3,200,000	205,184	.91
Robert Half International Inc.	7,359,000	188,390	.83
Other securities		399,687	1.76
		1,287,180	5.67

Telecommunication services - 1.45%
Sprint Nextel Corp., Series 1	17,200,000	149,984	.66
Other securities		179,858	.79
		329,842	1.45

Materials - 1.19%
Other securities		269,378	1.19

Miscellaneous - 4.77%
Other common stocks in initial period of acquisition		1,084,542	4.77

Total common stocks (cost: $18,065,688,000)		19,446,198	85.60

Short-term securities - 14.28%	Principal amount (000)

Federal Home Loan Bank 1.706%-2.54% due 9/10-11/24/2008	$741,170	739,776	3.26
U.S. Treasury Bills 1.43%-2.135% due 9/25/2008-1/15/2009	393,300	391,837	1.72
Freddie Mac 2.04%-2.50% due 9/2-12/3/2008	341,700	341,226	1.50
Fannie Mae 1.68%-2.10% due 9/3-12/8/2008	201,100	200,421	.88
Wal-Mart Stores Inc. 2.05%-2.10% due 11/10-12/22/2008 (4)	136,800	135,651	.60
Edison Asset Securitization LLC 2.28%-2.48% due 9/22-10/30/2008 (4)	59,000	58,710
General Electric Co. 2.35% due 9/16/2008	42,900	42,855
General Electric Capital Services, Inc. 2.48% due 10/15/2008	17,600	17,547	.52
United Parcel Service Inc. 2.13%-2.14% due 9/10-11/5/2008 (4)	100,000	99,776	.44
Hewlett-Packard Co. 2.22%-2.30% due 9/19-10/14/2008 (4)	85,400	85,220	.38
CAFCO, LLC 2.42% due 9/11/2008 (4)	30,000	29,978
Ciesco LLC 2.40% due 9/22/2008 (4)	23,050	23,016	.23
Medtronic Inc. 2.06% due 9/17-9/23/2008 (4)	36,700	36,659	.16
PepsiCo Inc. 2.02% due 9/3/2008 (4)	20,200	20,197	.09
Other securities		1,021,652	4.50

Total short-term securities (cost: $3,244,862,000)		3,244,521	14.28

Total investment securities (cost: $21,310,550,000)		22,690,719	99.88
Other assets less liabilities		28,059	.12

Net assets		$22,718,778	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company.
The fund's affiliated holdings listed below are either shown in the preceding summary investment portfolio or included in the value of "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the six months ended August 31, 2008, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 8/31/08 (000)
O'Reilly Automotive, Inc. (1)	6,794,800	459,100	-	7,253,900	$-	$211,234
Harman International Industries, Inc.	1,728,901	1,591,099	-	3,320,000	63	112,980
Tractor Supply Co. (1)	2,525,000	-	-	2,525,000	-	107,616
Williams-Sonoma, Inc.	6,000,000	-	500,000	5,500,000	1,380	97,295
Haemonetics Corp. (1)	1,190,000	200,000	-	1,390,000	-	87,181
Medicis Pharmaceutical Corp., Class A	3,625,000	-	-	3,625,000	290	75,074
P.F. Chang's China Bistro, Inc. (1) (5)	1,650,000	-	1,258,364	391,636	-	-
Talbots, Inc. (5)	3,057,725	-	3,057,725	-	441	-
					$2,174	$691,380

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $994,939,000, which represented 4.38% of the net assets of the fund.

(3) Represents an affiliated company as defined under the Investment Company Act of 1940.
(4) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $1,179,883,000, which represented 5.19% of the net assets of the fund.

(5) Unaffiliated issuer at 8/31/2008.

See Notes to Financial Statements

Financial statements
unaudited

Statement of assets and liabilities
at August 31, 2008	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $20,409,295)	$21,999,339
Affiliated issuers (cost: $901,255)	691,380	$22,690,719
Cash denominated in currencies other than U.S. dollars
(cost: $13,919)		13,919
Cash		153
Receivables for:
Sales of investments	48,995
Sales of fund's shares	24,116
Dividends and interest	25,947	99,058
		22,803,849
Liabilities:
Payables for:
Purchases of investments	24,840
Repurchases of fund's shares	35,207
Investment advisory services	5,616
Services provided by affiliates	17,056
Directors' deferred compensation	2,202
Other	150	85,071
Net assets at August 31, 2008		$22,718,778

Net assets consist of:
Capital paid in on shares of capital stock		$21,340,117
Undistributed net investment income		102,207
Accumulated net realized loss		(103,735)
Net unrealized appreciation		1,380,189
Net assets at August 31, 2008		$22,718,778

(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 2,000,000 shares, $1.00 par value (1,349,109 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$15,238,860	899,080	$16.95
Class B	913,497	56,186	16.26
Class C	1,339,744	83,033	16.14
Class F-1	2,076,845	123,180	16.86
Class F-2	8,154	481	16.95
Class 529-A	460,471	27,247	16.90
Class 529-B	79,984	4,907	16.30
Class 529-C	137,948	8,458	16.31
Class 529-E	26,114	1,562	16.72
Class 529-F-1	18,897	1,117	16.92
Class R-1	39,793	2,420	16.45
Class R-2	393,284	23,942	16.43
Class R-3	643,104	38,436	16.73
Class R-4	402,931	23,874	16.88
Class R-5	939,152	55,186	17.02
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $17.98 and $17.93, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended August 31, 2008	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S.
taxes of $3,197; also includes
$2,174 from affiliates)	$156,701
Interest	41,803	$198,504

Fees and expenses*:
Investment advisory services	38,695
Distribution services	39,362
Transfer agent services	11,329
Administrative services	5,781
Reports to shareholders	740
Registration statement and prospectus	502
Postage, stationery and supplies	1,152
Directors' compensation	55
Auditing and legal	83
Custodian	185
State and local taxes	1
Other	15
Total fees and expenses before waiver	97,900
Less investment advisory services waiver	3,870
Total fees and expenses after waiver		94,030
Net investment income		104,474

Net realized loss and unrealized
depreciation on investments
and currency:
Net realized loss on:
Investments (including $82,084 net loss from affiliates)	(103,445)
Currency transactions	(51)	(103,496)
Net unrealized depreciation on:
Investments	(1,033,228)
Currency translations	(80)	(1,033,308)
Net realized loss and
unrealized depreciation
on investments and currency		(1,136,804)
Net decrease in net assets resulting
from operations		$(1,032,330)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months
	ended August 31,	Year ended February 29,
	2008*	2008
Operations:
Net investment income	$104,474	$294,419
Net realized (loss) gain on investments and
currency transactions	(103,496)	2,289,586
Net unrealized depreciation
on investments and currency translations	(1,033,308)	(3,427,418)
Net decrease in net assets
resulting from operations	(1,032,330)	(843,413)

Dividends and distributions paid to shareholders:
Dividends from net investment income and currency gain	-	(272,105)
Distributions from net realized gain
on investments	(938,080)	(1,437,511)
Total dividends and distributions paid
to shareholders	(938,080)	(1,709,616)

Net capital share transactions	26,378	1,562,312

Total decrease in net assets	(1,944,032)	(990,717)

Net assets:
Beginning of period	24,662,810	25,653,527
End of period (including
undistributed and distributions in excess of
net investment income: $102,207 and $(2,267), respectively)	$22,718,778	$24,662,810

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                                   unaudited

1. Organization and significant accounting policies

Organization – AMCAP Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company.  The fund seeks long-term growth of capital by investing primarily in U.S. companies with a record of above-average growth.

The fund offers 15 share classes consisting of five retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are generally only offered through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4 and R-5	None	None	None

On August 1, 2008, the fund made an additional retail share class (Class F-2) available for sale pursuant to an amendment to its registration statement filed with the Securities and Exchange Commission (“SEC”). In addition, Class F shares were renamed Class F-1 and Class 529-F shares were renamed Class 529-F-1. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

2. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended August 31, 2008, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2004 and by state tax authorities for tax years before 2003.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; deferred expenses; and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of February 29, 2008, the fund had undistributed long-term capital gains of $937,922,000.

As of August 31, 2008, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$3,726,244
Gross unrealized depreciation on investment securities	(2,346,156)
Net unrealized appreciation on investment securities	1,380,088
Cost of investment securities	21,310,631

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended August 31, 2008			Year ended February 29, 2008
	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Share class
Class A	$-	$621,110	$621,110	$202,493	$949,313	$1,151,806
Class B	-	39,384	39,384	3,095	63,326	66,421
Class C	-	58,355	58,355	3,933	93,635	97,568
Class F-1	-	92,611	92,611	31,829	147,270	179,099
Class F-2*	-	-	-	-	-	-
Class 529-A	-	18,356	18,356	5,167	25,950	31,117
Class 529-B	-	3,329	3,329	164	4,950	5,114
Class 529-C	-	5,770	5,770	337	8,394	8,731
Class 529-E	-	1,045	1,045	209	1,508	1,717
Class 529-F-1	-	749	749	237	968	1,205
Class R-1	-	1,616	1,616	118	2,486	2,604
Class R-2	-	16,317	16,317	1,108	24,659	25,767
Class R-3	-	27,709	27,709	5,891	42,508	48,399
Class R-4	-	16,070	16,070	6,712	32,121	38,833
Class R-5	-	35,659	35,659	10,812	40,423	51,235
Total	$-	$938,080	$938,080	$272,105	$1,437,511	$1,709,616

* Class F-2 was offered beginning August 1, 2008.

3. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.485% on the first $1 billion of daily net assets and decreasing to 0.290% on such assets in excess of $27 billion. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended August 31, 2008, total investment advisory services fees waived by CRMC were $3,870,000. As a result, the fee shown on the accompanying financial statements of $38,695,000, which was equivalent to an annualized rate of 0.320%, was reduced to $34,825,000, or 0.288% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2 and R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of August 31, 2008, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended August 31, 2008, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$18,546	$10,678	Not applicable	Not applicable	Not applicable
Class B	4,935	651	Not applicable	Not applicable	Not applicable
Class C	7,255	Included in administrative services	$1,078	$160	Not applicable
Class F-1	2,937		1,173	104	Not applicable
Class F-2	Not applicable		1	- *	Not applicable
Class 529-A	476		248	41	$ 236
Class 529-B	415		44	14	42
Class 529-C	715		75	21	72
Class 529-E	67		14	2	13
Class 529-F-1	-		10	2	9
Class R-1	202		14	10	Not applicable
Class R-2	1,537		301	678	Not applicable
Class R-3	1,756		504	224	Not applicable
Class R-4	521		277	10	Not applicable
Class R-5	Not applicable		399	5	Not applicable
Total	$39,362	$11.329	$4,138	$1,271	$372
* Amount less than one thousand.

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $55,000, shown on the accompanying financial statements, includes $242,000 in current fees (either paid in cash or deferred) and a net decrease of $187,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

4. Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on March 1, 2008. FAS 157 requires the fund to classify its assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.  The following table presents the fund’s valuation levels as of August 31, 2008 (dollars in thousands):

	Investment securities
Level 1 – Quoted prices	$18,451,259
Level 2 – Other significant observable inputs	4,239,460	(*)
Level 3 – Significant unobservable inputs	-
Total	$22,690,719

(*) Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended August 31, 2008
Class A	$917,565	51,305	$596,801	34,698	$(1,363,024)	(77,213)	$151,342	8,790
Class B	29,919	1,737	38,002	2,299	(100,503)	(5,906)	(32,582)	(1,870)
Class C	80,841	4,750	55,792	3,402	(190,409)	(11,284)	(53,776)	(3,132)
Class F-1	237,867	13,324	83,010	4,852	(542,450)	(31,103)	(221,573)	(12,927)
Class F-2†	8,202	482	-	-	(22)	(1)	8,180	481
Class 529-A	33,532	1,882	18,350	1,069	(19,868)	(1,132)	32,014	1,819
Class 529-B	3,535	206	3,329	201	(3,278)	(194)	3,586	213
Class 529-C	10,156	590	5,767	348	(9,121)	(542)	6,802	396
Class 529-E	1,945	111	1,045	61	(1,252)	(72)	1,738	100
Class 529-F-1	2,693	150	749	43	(1,477)	(84)	1,965	109
Class R-1	6,639	380	1,609	97	(5,282)	(305)	2,966	172
Class R-2	54,504	3,139	16,308	976	(57,184)	(3,307)	13,628	808
Class R-3	81,676	4,616	27,641	1,627	(131,032)	(7,556)	(21,715)	(1,313)
Class R-4	57,843	3,287	16,066	938	(165,638)	(9,156)	(91,729)	(4,931)
Class R-5	272,610	15,122	35,407	2,052	(82,485)	(4,621)	225,532	12,553
Total net increase
(decrease)	$1,799,527	101,081	$899,876	52,663	$(2,673,025)	(152,476)	$26,378	1,268

Year ended February 29, 2008
Class A	$2,271,915	108,920	$1,097,298	54,393	$(2,652,045)	(127,586)	$717,168	35,727
Class B	76,097	3,786	63,681	3,269	(167,642)	(8,385)	(27,864)	(1,330)
Class C	233,670	11,684	92,706	4,794	(316,185)	(15,938)	10,191	540
Class F-1	746,451	35,893	159,739	7,959	(653,098)	(31,831)	253,092	12,021
Class 529-A	93,127	4,490	31,113	1,547	(39,989)	(1,929)	84,251	4,108
Class 529-B	9,313	463	5,114	262	(6,528)	(326)	7,899	399
Class 529-C	30,758	1,525	8,731	447	(16,784)	(836)	22,705	1,136
Class 529-E	5,191	252	1,717	87	(2,552)	(124)	4,356	215
Class 529-F-1	7,865	377	1,205	60	(1,936)	(93)	7,134	344
Class R-1	16,032	781	2,590	131	(17,338)	(853)	1,284	59
Class R-2	138,404	6,820	25,729	1,307	(133,315)	(6,573)	30,818	1,554
Class R-3	252,587	12,248	48,224	2,415	(249,306)	(12,102)	51,505	2,561
Class R-4	167,376	8,027	38,823	1,932	(175,334)	(8,573)	30,865	1,386
Class R-5	459,146	21,732	50,913	2,523	(141,151)	(6,860)	368,908	17,395
Total net increase
(decrease)	$4,507,932	216,998	$1,627,583	81,126	$(4,573,203)	(222,009)	$1,562,312	76,115

(*) Includes exchanges between share classes of the fund.
† Class F-2 was offered beginning August 1, 2008

6. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $2,969,464,000 and $3,495,026,000, respectively, during the six months ended August 31, 2008.

Financial highlights (1)

			(Loss) income from investment operations(2)				Dividends and distributions
		Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)		Distributions (from capital gains)	Total dividends and distributions		Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements /waivers		Ratio of expenses to average net assets after reimbursements /waivers (4)		Ratio of net income (loss) to average net assets (4)
Class A:
Six months ended 8/31/2008	(5)	$18.41	$.09		$(.85)	$(.76)	$-		$(.70)	$(.70)		$16.95	(4.16)%	$15,239	.71%	(6)	.68%	(6)	.97%	(6)
Year ended 2/29/2008		20.29	.25		(.77)	(.52)	(.24)		(1.12)	(1.36)		18.41	(3.14)	16,387	.68		.65		1.21
Year ended 2/28/2007		19.48	.18		1.37	1.55	(.16)		(.58)	(.74)		20.29	8.07	17,341	.68		.65		.91
Year ended 2/28/2006		18.02	.12		1.82	1.94	(.09)		(.39)	(.48)		19.48	10.87	16,091	.68		.65		.66
Year ended 2/28/2005		17.50	.06		.63	.69	(.04)		(.13)	(.17)		18.02	3.94	13,350	.69		.68		.36
Year ended 2/29/2004		12.78	.02		4.70	4.72	-	(7)	-	-	(7)	17.50	36.96	11,086	.73		.73		.11
Class B:
Six months ended 8/31/2008	(5)	17.75	.02		(.81)	(.79)	-		(.70)	(.70)		16.26	(4.49)	914	1.47	(6)	1.44	(6)	.20	(6)
Year ended 2/29/2008		19.59	.09		(.76)	(.67)	(.05)		(1.12)	(1.17)		17.75	(3.92)	1,031	1.45		1.42		.44
Year ended 2/28/2007		18.83	.02		1.32	1.34	-		(.58)	(.58)		19.59	7.23	1,163	1.46		1.42		.13
Year ended 2/28/2006		17.48	(.02)		1.76	1.74	-		(.39)	(.39)		18.83	10.04	1,139	1.47		1.44		(.13)
Year ended 2/28/2005		17.07	(.07)		.61	.54	-		(.13)	(.13)		17.48	3.13	984	1.48		1.47		(.41)
Year ended 2/29/2004		12.56	(.10)		4.61	4.51	-		-	-		17.07	35.91	740	1.50		1.50		(.66)
Class C:
Six months ended 8/31/2008	(5)	17.63	.01		(.80)	(.79)	-		(.70)	(.70)		16.14	(4.58)	1,340	1.51	(6)	1.48	(6)	.16	(6)
Year ended 2/29/2008		19.46	.08		(.74)	(.66)	(.05)		(1.12)	(1.17)		17.63	(3.93)	1,519	1.50		1.47		.39
Year ended 2/28/2007		18.72	.01		1.31	1.32	-		(.58)	(.58)		19.46	7.16	1,667	1.51		1.48		.07
Year ended 2/28/2006		17.39	(.03)		1.75	1.72	-		(.39)	(.39)		18.72	9.98	1,607	1.52		1.49		(.18)
Year ended 2/28/2005		16.99	(.08)		.61	.53	-		(.13)	(.13)		17.39	3.09	1,262	1.54		1.53		(.47)
Year ended 2/29/2004		12.51	(.11)		4.59	4.48	-		-	-		16.99	35.81	849	1.56		1.56		(.73)
Class F-1:
Six months ended 8/31/2008	(5)	18.31	.09		(.84)	(.75)	-		(.70)	(.70)		16.86	(4.13)	2,077	.69	(6)	.66	(6)	.98	(6)
Year ended 2/29/2008		20.20	.25		(.78)	(.53)	(.24)		(1.12)	(1.36)		18.31	(3.19)	2,492	.68		.65		1.20
Year ended 2/28/2007		19.40	.18		1.36	1.54	(.16)		(.58)	(.74)		20.20	8.06	2,506	.68		.65		.90
Year ended 2/28/2006		17.94	.12		1.82	1.94	(.09)		(.39)	(.48)		19.40	10.90	2,132	.71		.68		.63
Year ended 2/28/2005		17.41	.06		.62	.68	(.02)		(.13)	(.15)		17.94	3.88	1,513	.76		.75		.31
Year ended 2/29/2004		12.73	.01		4.67	4.68	-	(7)	-	-	(7)	17.41	36.81	978	.78		.78		.05
Class F-2:
Period from 8/1/2008 to 8/31/2008	(5)	16.52	.02		.41	.43	-		-	-		16.95	2.60	8	.04		.04		.10
Class 529-A:
Six months ended 8/31/2008	(5)	18.36	.08		(.84)	(.76)	-		(.70)	(.70)		16.90	(4.18)	460	.77	(6)	.74	(6)	.91	(6)
Year ended 2/29/2008		20.25	.23		(.78)	(.55)	(.22)		(1.12)	(1.34)		18.36	(3.26)	467	.76		.73		1.12
Year ended 2/28/2007		19.45	.17		1.36	1.53	(.15)		(.58)	(.73)		20.25	7.99	432	.74		.71		.84
Year ended 2/28/2006		17.99	.11		1.82	1.93	(.08)		(.39)	(.47)		19.45	10.85	339	.75		.72		.60
Year ended 2/28/2005		17.46	.06		.62	.68	(.02)		(.13)	(.15)		17.99	3.86	224	.77		.76		.31
Year ended 2/29/2004		12.76	.01		4.70	4.71	(.01)		-	(.01)		17.46	36.90	128	.77		.77		.06
Class 529-B:
Six months ended 8/31/2008	(5)	17.81	.01		(.82)	(.81)	-		(.70)	(.70)		16.30	(4.59)	80	1.58	(6)	1.55	(6)	.10	(6)
Year ended 2/29/2008		19.65	.06		(.74)	(.68)	(.04)		(1.12)	(1.16)		17.81	(3.99)	84	1.57		1.54		.31
Year ended 2/28/2007		18.91	-	(7)	1.32	1.32	-		(.58)	(.58)		19.65	7.09	84	1.57		1.54		.01
Year ended 2/28/2006		17.58	(.05)		1.77	1.72	-		(.39)	(.39)		18.91	9.87	73	1.61		1.58		(.27)
Year ended 2/28/2005		17.20	(.10)		.61	.51	-		(.13)	(.13)		17.58	2.94	56	1.66		1.65		(.59)
Year ended 2/29/2004		12.68	(.13)		4.65	4.52	-		-	-		17.20	35.65	37	1.68		1.68		(.85)
Class 529-C:
Six months ended 8/31/2008	(5)	17.82	.01		(.82)	(.81)	-		(.70)	(.70)		16.31	(4.59)	138	1.57	(6)	1.54	(6)	.10	(6)
Year ended 2/29/2008		19.67	.06		(.74)	(.68)	(.05)		(1.12)	(1.17)		17.82	(4.00)	144	1.57		1.54		.31
Year ended 2/28/2007		18.93	-	(7)	1.32	1.32	-		(.58)	(.58)		19.67	7.08	136	1.56		1.53		.02
Year ended 2/28/2006		17.59	(.05)		1.78	1.73	-		(.39)	(.39)		18.93	9.92	110	1.59		1.56		(.25)
Year ended 2/28/2005		17.21	(.10)		.61	.51	-		(.13)	(.13)		17.59	2.93	76	1.65		1.64		(.58)
Year ended 2/29/2004		12.68	(.13)		4.66	4.53	-		-	-		17.21	35.72	46	1.67		1.67		(.84)
Class 529-E:
Six months ended 8/31/2008	(5)	18.20	.05		(.83)	(.78)	-		(.70)	(.70)		16.72	(4.32)	26	1.07	(6)	1.04	(6)	.61	(6)
Year ended 2/29/2008		20.07	.17		(.76)	(.59)	(.16)		(1.12)	(1.28)		18.20	(3.50)	27	1.06		1.03		.82
Year ended 2/28/2007		19.28	.10		1.35	1.45	(.08)		(.58)	(.66)		20.07	7.66	25	1.05		1.02		.54
Year ended 2/28/2006		17.85	.05		1.80	1.85	(.03)		(.39)	(.42)		19.28	10.46	20	1.08		1.05		.27
Year ended 2/28/2005		17.37	(.01)		.62	.61	-		(.13)	(.13)		17.85	3.48	14	1.13		1.12		(.05)
Year ended 2/29/2004		12.73	(.05)		4.69	4.64	-		-	-		17.37	36.45	8	1.14		1.14		(.31)

Class 529-F-1:
Six months ended 8/31/2008	(5)	$18.36	$.10		$(.84)	$(.74)	$-		$(.70)	$(.70)		$16.92	(4.07)%	$19	.57%	(6)	.54%	(6)	1.11%	(6)
Year ended 2/29/2008		20.26	.27		(.77)	(.50)	(.28)		(1.12)	(1.40)		18.36	(3.07)	18	.56		.53		1.30
Year ended 2/28/2007		19.46	.20		1.37	1.57	(.19)		(.58)	(.77)		20.26	8.20	14	.55		.52		1.04
Year ended 2/28/2006		17.99	.14		1.82	1.96	(.10)		(.39)	(.49)		19.46	10.99	10	.62		.59		.73
Year ended 2/28/2005		17.46	.04		.62	.66	-		(.13)	(.13)		17.99	3.75	6	.88		.87		.20
Year ended 2/29/2004		12.78	(.01)		4.69	4.68	-	(7)	-	-	(7)	17.46	36.66	3	.89		.89		(.07)
Class R-1:
Six months ended 8/31/2008	(5)	17.95	.02		(.82)	(.80)	-		(.70)	(.70)		16.45	(4.50)	40	1.45	(6)	1.42	(6)	.22	(6)
Year ended 2/29/2008		19.80	.08		(.76)	(.68)	(.05)		(1.12)	(1.17)		17.95	(3.93)	40	1.50		1.47		.39
Year ended 2/28/2007		19.04	.02		1.32	1.34	-		(.58)	(.58)		19.80	7.14	43	1.50		1.47		.09
Year ended 2/28/2006		17.69	(.03)		1.77	1.74	-		(.39)	(.39)		19.04	9.92	35	1.55		1.51		(.19)
Year ended 2/28/2005		17.28	(.08)		.62	.54	-		(.13)	(.13)		17.69	3.09	23	1.57		1.54		(.47)
Year ended 2/29/2004		12.73	(.12)		4.68	4.56	(.01)		-	(.01)		17.28	35.81	12	1.60		1.57		(.75)
Class R-2:
Six months ended 8/31/2008	(5)	17.94	.01		(.82)	(.81)	-		(.70)	(.70)		16.43	(4.56)	393	1.56	(6)	1.53	(6)	.11	(6)
Year ended 2/29/2008		19.79	.08		(.76)	(.68)	(.05)		(1.12)	(1.17)		17.94	(3.95)	415	1.53		1.47		.38
Year ended 2/28/2007		19.03	.02		1.32	1.34	-		(.58)	(.58)		19.79	7.15	427	1.59		1.46		.09
Year ended 2/28/2006		17.66	(.03)		1.79	1.76	-		(.39)	(.39)		19.03	10.05	358	1.66		1.48		(.17)
Year ended 2/28/2005		17.26	(.07)		.60	.53	-		(.13)	(.13)		17.66	3.04	245	1.73		1.51		(.43)
Year ended 2/29/2004		12.71	(.11)		4.66	4.55	-	(7)	-	-	(7)	17.26	35.80	130	1.91		1.53		(.70)
Class R-3:
Six months ended 8/31/2008	(5)	18.21	.06		(.84)	(.78)	-		(.70)	(.70)		16.73	(4.32)	643	1.04	(6)	1.01	(6)	.63	(6)
Year ended 2/29/2008		20.08	.18		(.78)	(.60)	(.15)		(1.12)	(1.27)		18.21	(3.51)	724	1.04		1.01		.85
Year ended 2/28/2007		19.28	.11		1.35	1.46	(.08)		(.58)	(.66)		20.08	7.68	747	1.04		1.01		.55
Year ended 2/28/2006		17.86	.05		1.80	1.85	(.04)		(.39)	(.43)		19.28	10.45	662	1.06		1.02		.29
Year ended 2/28/2005		17.37	-	(7)	.62	.62	-		(.13)	(.13)		17.86	3.54	421	1.08		1.07		.01
Year ended 2/29/2004		12.75	(.05)		4.67	4.62	-	(7)	-	-	(7)	17.37	36.27	189	1.16		1.15		(.32)
Class R-4:
Six months ended 8/31/2008	(5)	18.33	.09		(.84)	(.75)	-		(.70)	(.70)		16.88	(4.13)	403	.72	(6)	.69	(6)	.95	(6)
Year ended 2/29/2008		20.22	.24		(.78)	(.54)	(.23)		(1.12)	(1.35)		18.33	(3.22)	528	.73		.70		1.16
Year ended 2/28/2007		19.42	.17		1.35	1.52	(.14)		(.58)	(.72)		20.22	7.97	555	.73		.70		.85
Year ended 2/28/2006		17.99	.11		1.81	1.92	(.10)		(.39)	(.49)		19.42	10.79	405	.75		.71		.61
Year ended 2/28/2005		17.45	.06		.62	.68	(.01)		(.13)	(.14)		17.99	3.85	168	.76		.75		.35
Year ended 2/29/2004		12.76	.01		4.69	4.70	(.01)		-	(.01)		17.45	36.84	60	.78		.78		.05
Class R-5:
Six months ended 8/31/2008	(5)	18.45	.11		(.84)	(.73)	-		(.70)	(.70)		17.02	(3.99)	939	.42	(6)	.39	(6)	1.26	(6)
Year ended 2/29/2008		20.35	.30		(.77)	(.47)	(.31)		(1.12)	(1.43)		18.45	(2.93)	787	.43		.40		1.43
Year ended 2/28/2007		19.55	.23		1.36	1.59	(.21)		(.58)	(.79)		20.35	8.29	514	.43		.40		1.15
Year ended 2/28/2006		18.07	.17		1.83	2.00	(.13)		(.39)	(.52)		19.55	11.19	359	.44		.41		.90
Year ended 2/28/2005		17.54	.11		.63	.74	(.08)		(.13)	(.21)		18.07	4.20	274	.45		.44		.62
Year ended 2/29/2004		12.78	.06		4.71	4.77	(.01)		-	(.01)		17.54	37.32	127	.47		.47		.37

	Six months ended August 31,	Year ended February 28 or 29
	2008(5)	2008	2007	2006	2005	2004

Portfolio turnover rate for all classes of shares	15%	29%	20%	20%	16%	17%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.
In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.
(5) Unaudited.
(6) Annualized.
(7) Amount less than $.01.

See Notes to Financial Statements

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2008, through August 31, 2008).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 3/1/2008	Ending account value 8/31/2008	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$958.37	$3.35	.68%
Class A -- assumed 5% return	1,000.00	1,021.72	3.46	.68
Class B -- actual return	1,000.00	955.06	7.08	1.44
Class B -- assumed 5% return	1,000.00	1,017.90	7.30	1.44
Class C -- actual return	1,000.00	954.19	7.27	1.48
Class C -- assumed 5% return	1,000.00	1,017.70	7.51	1.48
Class F-1 -- actual return	1,000.00	958.69	3.25	.66
Class F-1 -- assumed 5% return	1,000.00	1,021.82	3.35	.66
Class F-2 -- actual return †	1,000.00	1,026.03	.39	.47
Class F-2 -- assumed 5% return †	1,000.00	1,022.77	2.39	.47
Class 529-A -- actual return	1,000.00	958.25	3.64	.74
Class 529-A -- assumed 5% return	1,000.00	1,021.42	3.76	.74
Class 529-B -- actual return	1,000.00	954.10	7.61	1.55
Class 529-B -- assumed 5% return	1,000.00	1,017.34	7.86	1.55
Class 529-C -- actual return	1,000.00	954.14	7.56	1.54
Class 529-C -- assumed 5% return	1,000.00	1,017.39	7.81	1.54
Class 529-E -- actual return	1,000.00	956.77	5.12	1.04
Class 529-E -- assumed 5% return	1,000.00	1,019.91	5.28	1.04
Class 529-F-1 -- actual return	1,000.00	959.35	2.66	.54
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.42	2.75	.54
Class R-1 -- actual return	1,000.00	955.02	6.98	1.42
Class R-1 -- assumed 5% return	1,000.00	1,018.00	7.20	1.42
Class R-2 -- actual return	1,000.00	954.44	7.52	1.53
Class R-2 -- assumed 5% return	1,000.00	1,017.44	7.76	1.53
Class R-3 -- actual return	1,000.00	956.79	4.97	1.01
Class R-3 -- assumed 5% return	1,000.00	1,020.06	5.13	1.01
Class R-4 -- actual return	1,000.00	958.73	3.40	.69
Class R-4 -- assumed 5% return	1,000.00	1,021.67	3.51	.69
Class R-5 -- actual return	1,000.00	960.13	1.92	.39
Class R-5 -- assumed 5% return	1,000.00	1,023.18	1.98	.39

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

† The period for the “annualized expense ratio” and “actual return” line is based on the number of days from August 1, 2008 (the initial sale of the share class), through August 31, 2008, and accordingly, is not representative of a full period.  The “assumed 5% return” line is based on 184 days.

Other share class results
unaudited

Classes B, C, F and 529
Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended			Life
September 30, 2008 (the most recent calendar quarter-end):	1 year	5 years	of class

Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	–26.36%	2.79%	1.12%
Not reflecting CDSC	–22.85	3.15	1.12

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–23.54	3.11	1.39
Not reflecting CDSC	–22.84	3.11	1.39

Class F-1 shares[1] — first sold 3/16/01
Not reflecting annual asset-based fee charged
by sponsoring firm	–22.23	3.93	2.42

Class F-2 shares[1] — first sold 8/1/08
Not reflecting annual asset-based fee charged
by sponsoring firm	—	—	–5.69	[2]

Class 529-A shares[3] — first sold 2/15/02
Reflecting 5.75% maximum sales charge	–26.77	2.67	1.97
Not reflecting maximum sales charge	–22.29	3.89	2.88

Class 529-B shares[3] — first sold 2/19/02
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within six years
of purchase	–26.41	2.66	2.27
Not reflecting CDSC	–22.90	3.01	2.27

Class 529-C shares[3] — first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–23.60	3.02	2.29
Not reflecting CDSC	–22.90	3.02	2.29

Class 529-E shares[1,3] — first sold 3/7/02	–22.51	3.56	1.97

Class 529-F-1 shares[1,3] — first sold 9/17/02
Not reflecting annual asset-based fee charged
by sponsoring firm	–22.12	3.99	6.42

[1]These shares are sold without any initial or contingent deferred sales charge.
[2]Results are cumulative total returns; they are not annualized.
[3]Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 20 to 25 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2009. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing long-term growth of capital. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s short- and long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase as well as the 10% advisory fee waiver in effect since April 2005. In addition, they reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with investment mandates similar to those of the fund. They noted that, although the fees paid by those clients generally were lower than those paid by the fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the impact of CRMC’s current 10% advisory fee waiver, reflecting benefits that may accrue from growth in assets. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Offices of the fund and of the
investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public
accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete August 31, 2008, portfolio of AMCAP Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

AMCAP Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of AMCAP Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2008, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For more than 75 years, we have followed a consistent philosophy to benefit our investors. Our 31 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique method of portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

•A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
>	AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit. No. MFGESR-902-1008P

Litho in USA AGD/CG/8078-S16783

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

AMCAP Fund
Investment portfolio

August 31, 2008

unaudited

Common stocks — 85.60%	Shares	Value (000)

INFORMATION TECHNOLOGY — 20.45%
Cisco Systems, Inc.[1]	24,704,300	$594,138
Microsoft Corp.	19,695,000	537,477
Intel Corp.	18,267,000	417,766
Oracle Corp.[1]	16,921,659	371,092
Yahoo! Inc.[1]	18,625,000	360,953
SAP AG2	5,255,000	294,100
Hewlett-Packard Co.	3,900,000	182,988
Google Inc., Class A1	380,800	176,421
Automatic Data Processing, Inc.	3,500,000	155,330
Texas Instruments Inc.	5,750,000	140,933
Apple Inc.[1]	750,000	127,147
Logitech International SA1	4,550,000	121,439
eBay Inc.[1]	4,550,000	113,432
KLA-Tencor Corp.	2,985,000	110,624
Global Payments Inc.	2,250,000	108,472
Hon Hai Precision Industry Co., Ltd.[2]	19,410,000	97,515
Maxim Integrated Products, Inc.	4,645,000	95,455
EMC Corp.[1]	6,100,000	93,208
Linear Technology Corp.	2,500,000	81,600
Verifone Holdings, Inc.[1]	4,000,000	80,640
Xilinx, Inc.	2,500,000	64,950
Paychex, Inc.	1,600,000	54,528
QUALCOMM Inc.	1,000,000	52,650
Analog Devices, Inc.	1,750,000	48,930
Applied Materials, Inc.	2,700,000	48,384
Microchip Technology Inc.	1,500,000	48,015
Delta Electronics, Inc.[2]	12,316,500	33,074
Dell Inc.[1]	1,250,000	27,162
Cadence Design Systems, Inc.[1]	796,400	6,363
		4,644,786

CONSUMER DISCRETIONARY — 17.09%
Lowe’s Companies, Inc.	24,889,700	613,282
Target Corp.	8,316,000	440,914
Best Buy Co., Inc.	7,400,000	331,298
Johnson Controls, Inc.	8,570,000	264,984
Time Warner Inc.	14,714,000	240,868
Kohl’s Corp.[1]	4,534,820	222,977
YUM! Brands, Inc.	5,976,000	213,224
Carnival Corp., units	5,725,200	212,176
O’Reilly Automotive, Inc.[1,3]	7,253,900	211,234
Omnicom Group Inc.	4,100,000	173,799
Harley-Davidson, Inc.	2,896,900	115,239
Harman International Industries, Inc.[3]	3,320,000	112,980
Scripps Networks Interactive, Inc., Class A	2,600,000	108,004
Tractor Supply Co.[1,3]	2,525,000	107,616
Williams-Sonoma, Inc.[3]	5,500,000	97,295
Walt Disney Co.	3,000,000	97,050
Gentex Corp.	5,079,900	80,923
Comcast Corp., Class A, special nonvoting stock	3,750,000	79,275
Brinker International, Inc.	2,587,500	48,955
Life Time Fitness, Inc.[1]	900,000	31,815
MGM Mirage, Inc.[1]	678,942	23,892
Liberty Media Corp., Liberty Interactive, Series A1	1,750,000	23,782
Timberland Co., Class A1	905,000	15,258
P.F. Chang’s China Bistro, Inc.[1]	391,636	10,175
Fossil, Inc.[1]	197,000	5,894
		3,882,909

HEALTH CARE — 12.19%
WellPoint, Inc.[1]	6,950,000	366,891
Medtronic, Inc.	6,300,000	343,980
UnitedHealth Group Inc.	10,650,000	324,293
Roche Holding AG2	1,562,000	263,226
Varian Medical Systems, Inc.[1]	2,400,000	151,584
Express Scripts, Inc.[1]	1,600,000	117,456
Becton, Dickinson and Co.	1,200,000	104,856
Cardinal Health, Inc.	1,900,000	104,462
Medco Health Solutions, Inc.[1]	2,200,000	103,070
Amgen Inc.[1]	1,565,000	98,360
Schering-Plough Corp.	5,000,000	97,000
Haemonetics Corp.[1,3]	1,390,000	87,181
ResMed Inc[1]	1,828,000	85,550
Abbott Laboratories	1,400,000	80,402
Medicis Pharmaceutical Corp., Class A3	3,625,000	75,074
Beckman Coulter, Inc.	936,400	69,125
McKesson Corp.	1,100,000	63,558
Forest Laboratories, Inc.[1]	1,349,232	48,154
Johnson & Johnson	500,000	35,215
Boston Scientific Corp.[1]	2,547,890	32,001
Allergan, Inc.	560,000	31,287
Henry Schein, Inc.[1]	500,000	29,240
Mentor Corp.	1,138,000	28,086
Cochlear Ltd.[2]	600,000	28,055
		2,768,106

FINANCIALS — 9.21%
Capital One Financial Corp.	7,251,200	320,068
Citigroup Inc.	16,806,700	319,159
American International Group, Inc.	13,440,000	288,826
American Express Co.	6,150,000	244,032
State Street Corp.	3,325,000	225,003
Wells Fargo & Co.	6,440,000	194,939
PNC Financial Services Group, Inc.	1,545,000	111,163
M&T Bank Corp.	1,124,230	80,203
Arthur J. Gallagher & Co.	2,860,896	75,756
JPMorgan Chase & Co.	1,700,000	65,433
Fannie Mae	7,159,000	48,968
Bank of New York Mellon Corp.	940,000	32,533
Hudson City Bancorp, Inc.	1,700,000	31,348
Wachovia Corp.	1,800,000	28,602
Freddie Mac	6,050,000	27,285
		2,093,318

CONSUMER STAPLES — 7.60%
Walgreen Co.	13,375,800	487,281
PepsiCo, Inc.	5,000,000	342,400
Avon Products, Inc.	5,045,000	216,077
L’Oréal SA2	1,950,000	193,621
Philip Morris International Inc.	2,500,000	134,250
McCormick & Co., nonvoting	2,996,100	121,192
Costco Wholesale Corp.	1,600,000	107,296
Kraft Foods Inc., Class A	1,211,042	38,160
Altria Group, Inc.	1,750,000	36,803
Whole Foods Market, Inc.	1,500,000	27,465
Dean Foods Co.[1]	900,000	22,653
		1,727,198

ENERGY — 5.98%
Schlumberger Ltd.	3,740,000	352,383
Newfield Exploration Co.[1]	3,275,000	148,096
Murphy Oil Corp.	1,850,000	145,280
EOG Resources, Inc.	1,262,900	131,872
Apache Corp.	1,100,000	125,818
FMC Technologies, Inc.[1]	2,345,000	125,598
Smith International, Inc.	1,500,000	104,550
Marathon Oil Corp.	2,090,000	94,196
Devon Energy Corp.	800,000	81,640
ConocoPhillips	600,000	49,506
		1,358,939

INDUSTRIALS — 5.67%
Precision Castparts Corp.	2,579,015	266,309
General Electric Co.	8,100,000	227,610
United Parcel Service, Inc., Class B	3,200,000	205,184
Robert Half International Inc.	7,359,000	188,390
United Technologies Corp.	1,850,000	121,342
Southwest Airlines Co.	6,353,800	96,768
Avery Dennison Corp.	1,744,200	84,140
FedEx Corp.	790,000	65,428
Mine Safety Appliances Co.	881,050	32,009
		1,287,180

TELECOMMUNICATION SERVICES — 1.45%
Sprint Nextel Corp., Series 1	17,200,000	149,984
Telephone and Data Systems, Inc., Special Common Shares	2,000,900	74,734
Telephone and Data Systems, Inc.	1,737,500	66,720
United States Cellular Corp.[1]	734,300	38,404
		329,842

MATERIALS — 1.19%
Barrick Gold Corp.	2,500,000	86,825
Monsanto Co.	633,003	72,321
Sealed Air Corp.	2,400,000	58,152
Potash Corp. of Saskatchewan Inc.	300,000	52,080
		269,378

MISCELLANEOUS — 4.77%
Other common stocks in initial period of acquisition		1,084,542

Total common stocks (cost: $18,065,688,000)		19,446,198

	Principal amount
Short-term securities — 14.28%	(000)

Federal Home Loan Bank 1.706%–2.54% due 9/10–11/24/2008	$741,170	739,776
U.S. Treasury Bills 1.43%–2.135% due 9/25/2008–1/15/2009	393,300	391,837
Freddie Mac 2.04%–2.50% due 9/2–12/3/2008	341,700	341,226
Fannie Mae 1.68%–2.10% due 9/3–12/8/2008	201,100	200,421
Wal-Mart Stores Inc. 2.05%–2.10% due 11/10–12/22/2008[4]	136,800	135,651
AT&T Inc. 2.20%–2.34% due 9/9–11/13/2008[4]	124,200	123,798
Edison Asset Securitization LLC 2.28%–2.48% due 9/22–10/30/2008[4]	59,000	58,710
General Electric Co. 2.35% due 9/16/2008	42,900	42,855
General Electric Capital Services, Inc. 2.48% due 10/15/2008	17,600	17,547
Coca-Cola Co. 2.08%–2.33% due 9/9–10/17/2008[4]	114,600	114,353
Procter & Gamble Co. 2.08% due 9/23/2008[4]	42,200	42,144
Procter & Gamble International Funding S.C.A. 2.10%–2.15% due 9/12–11/19/2008[4]	67,800	67,676
IBM Capital Inc. 2.15–2.20% due 9/10/2008[4]	100,000	99,925
United Parcel Service Inc. 2.13%–2.14% due 9/10–11/5/2008[4]	100,000	99,776
Pfizer Inc 1.95%–2.28% due 9/8–9/26/2008[4]	95,400	95,283
JPMorgan Chase & Co. 2.51%–2.62% due 10/6–10/15/2008	91,500	91,206
Hewlett-Packard Co. 2.22%–2.30% due 9/19–10/14/2008[4]	85,400	85,220
CAFCO, LLC 2.42% due 9/11/2008[4]	30,000	29,978
Ciesco LLC 2.40% due 9/22/2008[4]	23,050	23,016
Chevron Funding Corp. 2.13% due 9/4/2008	50,000	49,988
3M Co. 2.01%–2.02% due 9/5/2008	39,900	39,889
Merck & Co. Inc. 2.08%–2.20% due 10/6–10/14/2008	38,800	38,685
Medtronic Inc. 2.06% due 9/17–9/23/2008[4]	36,700	36,659
John Deere Capital Corp. 2.14% due 9/17/2008[4]	36,500	36,454
E.I. duPont de Nemours and Co. 2.08% due 9/11/2008[4]	30,600	30,581
Caterpillar Financial Services Corp. 2.02% due 9/22/2008	30,000	29,963
Johnson & Johnson 2.09% due 10/29/2008[4]	30,000	29,866
Paccar Financial Corp. 2.20% due 11/13/2008	30,000	29,827
Honeywell International Inc. 2.09%–2.10% due 9/25–10/15/2008[4]	27,700	27,606
Bank of America Corp. 2.68% due 10/7/2008	26,600	26,527
Walt Disney Co. 2.00% due 10/28/2008	25,000	24,891
PepsiCo Inc. 2.02% due 9/3/2008[4]	20,200	20,197
NetJets Inc. 2.10% due 9/9/2008[4]	17,000	16,991
Private Export Funding Corp. 2.13% due 9/2/2008[4]	6,000	5,999

Total short-term securities (cost: $3,244,862,000)		3,244,521

Total investment securities (cost: $21,310,550,000)		$22,690,719
Other assets less liabilities		28,059

Net assets		$22,718,778

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous,"
 was $994,939,000, which represented 4.38% of the net assets of the fund.
3Represents an affiliated company as defined under the Investment Company Act of 1940.
4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,179,883,000, which represented 5.19% of the net assets of the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-902-1008O-S15884

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP FUND, INC.

By /s/ Claudia P. Huntington
Claudia P. Huntington, President and Principal Executive Officer

Date: November 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Claudia P. Huntington
Claudia P. Huntington, President and Principal Executive Officer

Date: November 7, 2008

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: November 7, 2008